Consolidated Schedule of Investments (unaudited) July 31, 2019	iShares® Gold Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par	Value

Grantor Trust

Grantor Trust — 20.6%
iShares Gold Trust(a)(b)	82,357	$1,113,467

Total Grantor Trust (Cost: $1,004,794)		1,113,467

Short-Term Investments

Commercial Paper — 4.6%
La Fayette Asset Securitization LLC, 2.40%, 08/16/19(c)	$250,000	249,739

U.S. Treasury Obligations — 70.0%
U.S. Treasury Bill 1.96%, 08/01/19(c)	200,000	200,000
1.98%, 08/08/19(c)	250,000	249,905
2.10%, 08/13/19(c)	460,000	459,684
2.10%, 08/20/19(c)	2,220,000	2,217,622
2.14%, 08/27/19(c)	250,000	249,645
2.25%, 08/06/19(c)	415,000	414,884

		3,791,740

Security	Shares	Value

Money Market Funds — 2.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(d)	135,000	$135,000

Total Short-Term Investments — 77.1% (Costs: $4,176,396)		4,176,479

Total Investments in Securities — 97.7% (Cost: $5,181,190)		5,289,946

Other Assets, Less Liabilities — 2.3%		126,646

Net Assets — 100.0%		$5,416,592

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1,592	133,408	(a)	—	135,000	$135,000	$2,176	$—	$—
iShares Gold Trust	84,019	36,283		(37,945)	82,357	1,113,467	—	11,380	164,038

						$1,248,467	$2,176	$11,380	$164,038

(a)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Gold	29	12/27/19	$4,170	$6,745

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Gold Strategy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Grantor Trust	$1,113,467	$—	$—	$1,113,467
Commercial Paper	—	249,739	—	249,739
U.S. Treasury Obligations	—	3,791,740	—	3,791,740
Money Market Funds	135,000	—	—	135,000

	$1,248,467	$4,041,479	$—	$5,289,946

Derivative financial instruments(a)
Assets
Futures Contracts	$6,745	$—	$—	$6,745

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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